Commitments & Contingencies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Credit Risk [Member]	Dec. 31, 2012 Baker Energy [Member]	Dec. 31, 2011 Baker Energy [Member]	Dec. 31, 2012 Baker Energy [Member] Group Insurance Policies [Member]	Dec. 31, 2011 Baker Energy [Member] Group Insurance Policies [Member]	Dec. 31, 2012 Reliance Group [Member]	Dec. 31, 2011 Reliance Group [Member]
Commitments & Contingencies (Textual) [Abstract]
Accrued Insurance Liabilities	$ 9,715,000	$ 10,580,000				$ 2,700,000	$ 3,300,000
Corresponding receivable				1,700,000	2,500,000
Amount recoverable under Insurance policy with Reliance								2,500,000
Distribution from Reliance related to claims received								1,100,000
Related receivables recorded from Reliance								0	0
Trade accounts receivable	$ 1,600,000		$ 1,600,000